Business Description and Basis of Preparation - Revenues and Adjusted EBITDA by Segment (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure of operating segments [line items]
Revenues	$ 1,614	$ 1,532	$ 3,288	$ 3,112
Reportable segments adjusted EBITDA	618	578	1,292	1,186
As Reported
Disclosure of operating segments [line items]
Revenues		1,532		3,112
Reportable segments adjusted EBITDA		578		1,186
As Revised
Disclosure of operating segments [line items]
Revenues		1,532		3,112
Reportable segments adjusted EBITDA		578		1,186
Operating segments [member] | Legal Professionals [member]
Disclosure of operating segments [line items]
Revenues	700	673	1,398	1,341
Reportable segments adjusted EBITDA	304	285	609	564
Operating segments [member] | Legal Professionals [member] | As Reported
Disclosure of operating segments [line items]
Revenues		673		1,341
Reportable segments adjusted EBITDA		285		564
Operating segments [member] | Legal Professionals [member] | As Revised
Disclosure of operating segments [line items]
Revenues		673		1,341
Reportable segments adjusted EBITDA		285		564
Operating segments [member] | Corporates [member]
Disclosure of operating segments [line items]
Revenues	373	346	784	728
Reportable segments adjusted EBITDA	139	128	296	273
Operating segments [member] | Corporates [member] | As Reported
Disclosure of operating segments [line items]
Revenues		348		732
Reportable segments adjusted EBITDA		130		276
Operating segments [member] | Corporates [member] | Adjustments
Disclosure of operating segments [line items]
Revenues		(2)		(4)
Reportable segments adjusted EBITDA		(2)		(3)
Operating segments [member] | Corporates [member] | As Revised
Disclosure of operating segments [line items]
Revenues		346		728
Reportable segments adjusted EBITDA		128		273
Operating segments [member] | Tax Professionals [member]
Disclosure of operating segments [line items]
Revenues	217	199	470	426
Reportable segments adjusted EBITDA	81	74	203	173
Operating segments [member] | Tax Professionals [member] | As Reported
Disclosure of operating segments [line items]
Revenues		197		422
Reportable segments adjusted EBITDA		72		170
Operating segments [member] | Tax Professionals [member] | Adjustments
Disclosure of operating segments [line items]
Revenues		2		4
Reportable segments adjusted EBITDA		2		3
Operating segments [member] | Tax Professionals [member] | As Revised
Disclosure of operating segments [line items]
Revenues		199		426
Reportable segments adjusted EBITDA		74		173
Operating segments [member] | Reuters News [member]
Disclosure of operating segments [line items]
Revenues	188	173	364	338
Reportable segments adjusted EBITDA	44	35	81	63
Operating segments [member] | Reuters News [member] | As Reported
Disclosure of operating segments [line items]
Revenues		168		328
Reportable segments adjusted EBITDA		35		63
Operating segments [member] | Reuters News [member] | Adjustments
Disclosure of operating segments [line items]
Revenues		5		10
Operating segments [member] | Reuters News [member] | As Revised
Disclosure of operating segments [line items]
Revenues		173		338
Reportable segments adjusted EBITDA		35		63
Operating segments [member] | Global Print [member]
Disclosure of operating segments [line items]
Revenues	142	147	284	290
Reportable segments adjusted EBITDA	50	56	103	113
Operating segments [member] | Global Print [member] | As Reported
Disclosure of operating segments [line items]
Revenues		147		290
Reportable segments adjusted EBITDA		56		113
Operating segments [member] | Global Print [member] | As Revised
Disclosure of operating segments [line items]
Revenues		147		290
Reportable segments adjusted EBITDA		56		113
Operating segments [member] | Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Revenues	$ (6)	(6)	$ (12)	(11)
Operating segments [member] | Elimination of intersegment amounts [member] | As Reported
Disclosure of operating segments [line items]
Revenues		(1)		(1)
Operating segments [member] | Elimination of intersegment amounts [member] | Adjustments
Disclosure of operating segments [line items]
Revenues		(5)		(10)
Operating segments [member] | Elimination of intersegment amounts [member] | As Revised
Disclosure of operating segments [line items]
Revenues		$ (6)		$ (11)